Cumulative Perpetual Preferred Stock (8%)	12 Months Ended
Dec. 31, 2011
Cumulative Perpetual Preferred Stock (8%) [Abstract]
Cumulative Perpetual Preferred Stock (8%)

NOTE 13 – CUMULATIVE PERPETUAL PREFERRED STOCK (8%)

     During the third quarter of 2010, the Company offered up to $2,500,000 of 8% Series A Cumulative Perpetual Preferred Stock ("the Preferred") to accredited investors and up to 35 non-accredited investors. The Preferred was offered by the Company's directors and executive officers, and no selling agents or underwriters were used. 1,038 shares of the Preferred were sold. Proceeds of the offering, net of offering expenses totaled $998,538. The Preferred is scheduled to pay a dividend quarterly. However, pursuant to the Company's Memorandum of Understanding with the Federal Reserve, the Federal Reserve has declined to approve the dividends scheduled for payment to date. Dividends that have accumulated, but have not been declared or accrued since inception of the Preferred, total $118,553 as of December 31, 2011.